KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Advisor Class A (KWIAX)
Advisor Class C (KWICX)

Supplement dated January 25, 2013
to the Prospectus and Statement of Additional Information
dated April 30, 2012, as supplemented November 2, 2012

Effective January 1, 2013, Kinetics Mutual Funds Inc.’s (the “Company”) prospectus dated April 30, 2012, as supplemented November 2, 2012 (the “Prospectus”) relates only to the The Internet Fund, The Global Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Multi-Disciplinary Fund.

Investors wishing to obtain current information relating to The Water Infrastructure Fund, referenced in the Prospectus should be advised that effective January 1, 2013, The Water Infrastructure Fund underwent a change in name, investment objective and investment strategy.  As a result, The Water Infrastructure Fund became The Alternative Income Fund.  A copy of the prospectus for the Alternative Income Fund is available on the Company’s website at:  http://www.kineticsfunds.com/reports.htm

Questions regarding these changes may be directed to the Funds at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

No Load Class (KWINX)

Supplement dated January 25, 2013
to the Prospectus and Statement of Additional Information
dated April 30, 2012, as supplemented November 2, 2012

Effective January 1, 2013, Kinetics Mutual Funds Inc.’s (the “Company”) prospectus dated April 30, 2012, as supplemented November 2, 2012 (the “Prospectus”) relates only to the The Internet Fund, The Global Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Multi-Disciplinary Fund.

Investors wishing to obtain current information relating to The Water Infrastructure Fund, referenced in the Prospectus should be advised that effective January 1, 2013, The Water Infrastructure Fund underwent a change in name, investment objective and investment strategy.  As a result, The Water Infrastructure Fund became The Alternative Income Fund.  A copy of the prospectus for the Alternative Income Fund is available on the Company’s website at:  http://www.kineticsfunds.com/reports.htm

Questions regarding these changes may be directed to the Funds at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Institutional Class (KWIIX)

Supplement dated January 25, 2013
to the Prospectus and Statement of Additional Information
dated April 30, 2012, as supplemented November 2, 2012

Effective January 1, 2013, Kinetics Mutual Funds Inc.’s (the “Company”) prospectus dated April 30, 2012, as supplemented November 2, 2012 (the “Prospectus”) relates only to the The Internet Fund, The Global Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Multi-Disciplinary Fund.

Investors wishing to obtain current information relating to The Water Infrastructure Fund, referenced in the Prospectus should be advised that effective January 1, 2013, The Water Infrastructure Fund underwent a change in name, investment objective and investment strategy.  As a result, The Water Infrastructure Fund became The Alternative Income Fund.  A copy of the prospectus for the Alternative Income Fund is available on the Company’s website at:  http://www.kineticsfunds.com/reports.htm

Questions regarding these changes may be directed to the Funds at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE